Schedule of Sensitivity of Financial Assets (Cash) to Interest Rate Risk (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 9,083,315	$ 3,149,909	$ 19,240,707	$ 21,278,936
Profit or Loss	(11,099,171)	(16,389,292)	$ (11,571,240)
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	9,083,315	3,149,909
Interest rate risk [member] | Profit or Loss 100 bp Increase [Member]
IfrsStatementLineItems [Line Items]
Profit or Loss	90,833	31,499
Interest rate risk [member] | Profit or Loss 100 bp Decrease [Member]
IfrsStatementLineItems [Line Items]
Profit or Loss	$ (90,833)	$ (31,499)